8. LICENSE AGREEMENT (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
License Agreement Details Narrative
License agreement	$ 2,300,000		$ 2,300,000		$ 2,300,000
Amortization expense of the license	$ 51,065	$ 34,885	$ 151,531	$ 71,466	$ 272,914